Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 34,672	$ 26,086	$ 295,401
Total current assets	34,672	26,086	295,401
Capitalized patent costs, net	124,336	113,296	75,535
Total fixed assets	124,336	113,296
Total assets	159,008	139,382	370,936
Current liabilities:
Accounts payable and accrued expenses		302,681	753,824
Accounts payable and accrued operative expenses	98,426	78,922
Loan from affiliates		25,000
Convertible notes payable, net of premium and discount	755,000	1,900,000	2,165,000
Total current liabilities	1,243,578	3,244,238	3,667,911
Total liabilities	1,243,578	3,244,238	3,667,911
Commitments and contingencies
Stockholders’ deficit:
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 28,893,618 and nil issued and outstanding as at September 30, 2024, and December 31, 2023.	28,894
Common stock, $0.001 par value; 300,000,000 shares authorized; 82,238,648 and 145,642,333 issued and outstanding as at September 30, 2024, and December 31, 2023	82,239	144,642	123,346
Additional paid-in capital		13,085,715	8,397,109
Additional paid-in capital Common Stock	17,208,572	13,130,715
Shares to be issued		45,000
Non-controlling interest		(680,886)	(590,628)
Accumulated deficit	(18,404,275)	(15,699,327)	(11,226,802)
Total stockholders’ deficit	(1,084,570)	(3,104,856)	(3,296,975)
Total liabilities and stockholders’ deficit	159,008	139,382	370,936
Related Party [Member]
Current liabilities:
Accounts payable affiliate	35,084	2,000	709,727
Un-issued shares liability affiliate	40,000	507,242	38,400
Accrued interest affiliate	2,934
Short term loan affiliate	140,588	25,000
Nonrelated Party [Member]
Current liabilities:
Un-issued shares liability affiliate	10,194	507,315	$ 960
Accrued interest affiliate	123,352	223,759
Short term loan affiliate	$ 38,000